INCOME TAXES - Valuation Allowance (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Movements of the valuation allowance
Balance at the beginning of the period	¥ 26,584,197	¥ 35,845,674	¥ 15,307,952
Additions	9,261,477	11,024,410	11,276,245
Reduction due to gain from discharge of intercompany payables		(25,594,493)
Balance at the end of the period	35,845,674	21,275,591	26,584,197
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues		10 years
December 31, 2026
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 10,761,200
PRC
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		56,330,488
PRC | December 31, 2023
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		1,478,092
PRC | December 31, 2024
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		2,077,750
PRC | December 31, 2025
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		1,593,134
PRC | December 31, 2027
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		24,885,644
PRC | December 31, 2028
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 15,534,668